united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

James P. Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 10/31/15

ITEM 1. REPORTS TO SHAREHOLDERS.

LJM Preservation and Growth Fund

Class A Shares (LJMAX)

Class I Shares (LJMIX)

Annual Report

October 31, 2015

Advised by:

LJM Funds Management, Ltd.

One Financial Place

440 S. La Salle Street, Suite 2301

Chicago, IL 60605

www.ljmfunds.com

1-855-LJM-FUND

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear LJM Preservation & Growth Fund Shareholders,

For the fiscal year ending October 31, 2015, the Preservation & Growth Fund (“the Fund”) produced its strongest annual return since inception. In contrast to previous years, market conditions proved largely favorable to Fund performance. Strong bull markets and record-breaking rallies dominated the previous two fiscal years. In contrast, the most recent fiscal year was categorized by mostly tepid equity markets with periodic bouts of volatility. During most calendar months, the S&P 500 traded in a tight, choppy range, which is an ideal environment for LJM. When equity markets did experience periodic volatility, the behavior was in line with scenarios that the LJM portfolio management team has experienced in the past and has incorporated into our risk models. The combination of the market environment and LJM’s expertise managing these specific volatility scenarios resulted in a strong year for the Fund.

Following the volatile events that capped the previous fiscal year, November 2014 was relatively calm, which led to a positive start to the year. Towards the end of 2014 through the start of 2015, equity markets experienced their first bout of volatility. The S&P experienced a 3.1% loss in January, which was the largest monthly drop in a year at the time. Implied volatility levels, a measure of the market’s expected future volatility, rose in line with historic norms. The higher implied volatility levels created additional opportunities to create favorable risk/reward profiles and ultimately profit.

A market reversal occurred in February with a 5.49% gain for the S&P 500. Unlike the market environment in previous years, this gain came at a time when volatility levels were elevated. When implied volatility is high and markets rally, there is an inverse relationship between implied volatility and equity markets that allows the Fund to absorb a larger equity market movement. The collapse in volatility prevented what could have been a troubling scenario with the steep rise in the index, and instead created a favorable scenario for the Fund.

Range bound markets and mild gains dominated the remainder of the second fiscal quarter through mid FQ3. The tepid movements of the equity markets were shattered when news of Greece’s default hit in mid-June. As the S&P plunged -2.1%, its largest daily decline in over a year, LJM losses were held to less than half that of the S&P. Most noteworthy is that LJM losses were mostly due to the increase in volatility, which LJM views as potentially recoverable losses. The VIX, a CBOE index that reflects volatility levels, jumped a staggering 34.45% in that single trading day, which had an immediate negative impact on the value of the portfolio. However, with the passage of time and lack of continued downward pressure, LJM quickly recovered losses before the end of the calendar month and ended the month slightly positive.

Markets returned to choppy behavior and the Fund continued to build on profits until late August 2015 when the S&P 500 fell into correction territory (greater than a -10% drawdown) for the first time since 2011. The draw occurred over a short three-day period. In the week ending August 21st, the VIX rose 118%, marking its largest weekly gain in available data going back to 1990. At the open on Monday, August 24th, the S&P 500 index gapped down around -5%. The VIX hit an intraday high of over 53 representing a 90.12% spike, the largest intraday spike in the history of available intraday data (1992).

As expected with a directional swing and volatility spike of that magnitude, the Fund experienced severe immediate losses. However, the majority of losses were attributable to the volatility spike, and volatility is historically very mean reverting. LJM’s portfolio management team has lived through similar scenarios and had the experience and risk management tools to control losses and position the portfolio for a quick recovery. In fact, the Fund recovered a majority of the losses over the next month.

The Fund closed the fiscal year with a mild drop in October, which was mostly attributable to the momentum of the rise in equity markets that month. However, given the 8.3% gain in the S&P, the portfolio management team is very satisfied with performance. During a similar rally just a year earlier, the fund faced much more severe losses. Through learned tactics, the team is constantly improving risk management and evolving to manage an ever-growing number of market scenarios. LJM is very optimistic that the macro and micro economic environment will continue to be conducive to the Fund over the next fiscal year.

As always, LJM Management thanks you for your investment.

Please feel free to reach out with any questions, comments, or concerns.

Best Regards,

Lauren Caine, CAIA

Director of Marketing

lcaine@ljmpartners.com

(312) 756-0005

Glossary:

S&P 500 Index: An unmanaged composite of 500 large capitalization companies. The index is widely used by professional investors as a performance benchmark for large cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses, or sales charges.

Volatility: A statistical measure of the dispersion of returns for a given security or market index. Volatility can either be measured by using the standard deviation or variance between returns from that same security or market index.

Implied Volatility: The broader market’s expectation of future (forward looking) market volatility as represented by the price of options contracts.

VIX: An index that measures the market’s expectation of 30-day volatility and serves as a proxy for implied volatility.

4837-NLD-12/10/15

LJM Preservation and Growth Fund

Portfolio Review (Unaudited)

October 31, 2015

The Fund’s performance figures* for the year ended October 31, 2015, compared to its benchmarks:

		Annualized
	1 Year Return	Since Inception(a)
Class A	12.07%	0.74%
Class A with Load**	5.58%	-1.36%
Class I	12.23%	0.99%
S&P 500 Total Return Index(b)	5.20%	15.75%
HFRI Fund Weighted Composite Index(c)	0.50%	4.19%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s total annual operating expenses are 2.89% for Class A and 2.66% for Class I shares per the prospectus dated February 28, 2015. For performance information current to the most recent month-end, please call toll-free 1-855-LJM-FUND.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%

(a)	LJM Preservation and Growth Fund commenced investment operations on January 9, 2013. The inception date for the HFRI Fund Weighted Composite Index is December 31, 2012.

(b)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

(c)	The HFRI Fund Weighted Composite Index is an equal-weighted index that includes over 2000 constituent funds which have at least $50M under management or have been actively traded for at least 12 months. There are no fund of funds included in this index. All funds are reported in USD and returns are reported net of all fees on a monthly basis. Individuals cannot invest directly into this index. The Fund’s adviser does not control the composition or compilation of the HFRI Fund Weighted Composite Index, and there is no guarantee that the Index will continue to be produced. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes.

Comparison of the Change in Value of a $10,000 Investment

Holdings by type of Investment	% of Net Assets
Options Purchased	1.6%
Short Term Investment	81.5%
Other Assets Less Liabilities	16.9%
100.0%

Please refer to the Portfolio of Investments in this Annual report for a detailed analysis of the Fund’s holdings.

LJM Preservation & Growth Fund

Portfolio of Investments

October 31, 2015

Contracts +		Expiration Date	Exercise Price	Fair Value
	PUT OPTIONS PURCHASED* - 0.6%
93	S&P 500 Index Future	11/20/2015	$1,945	$91,838
93	S&P 500 Index Future	11/20/2015	1,985	162,750
95	S&P 500 Index Future	12/18/2015	1,875	173,375
95	S&P 500 Index Future	12/18/2015	1,895	204,250
95	S&P 500 Index Future	12/18/2015	1,915	242,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,160,587)			874,463

	CALL OPTIONS PURCHASED* - 1.0%
96	S&P 500 Index Future	12/18/2015	2,045	1,464,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $230,400)			1,464,000

Shares
	SHORT-TERM INVESTMENTS - 81.5%
116,033,539	Dreyfus Cash Management, Institutional Shares, 0.06% **			116,033,539
	TOTAL SHORT-TERM INVESTMENTS (Cost - $116,033,539)

	TOTAL INVESTMENTS - 83.1% (Cost - $117,424,526) (a)			$118,372,002
	OTHER ASSETS LESS LIABILITIES - 16.9%			24,001,098
	NET ASSETS - 100.0%			$142,373,100

Contracts +
	PUT OPTIONS WRITTEN* - (1.6) %
47	S&P 500 Index Future	11/20/2015	$1,340	$588
49	S&P 500 Index Future	11/20/2015	1,380	613
93	S&P 500 Index Future	11/20/2015	1,400	1,163
47	S&P 500 Index Future	11/20/2015	1,420	588
105	S&P 500 Index Future	11/20/2015	1,440	1,313
162	S&P 500 Index Future	11/20/2015	1,460	2,025
200	S&P 500 Index Future	11/20/2015	1,480	5,000
155	S&P 500 Index Future	11/20/2015	1,500	5,813
146	S&P 500 Index Future	11/20/2015	1,520	7,300
142	S&P 500 Index Future	11/20/2015	1,540	7,100
92	S&P 500 Index Future	11/20/2015	1,560	4,600
146	S&P 500 Index Future	11/20/2015	1,600	7,300
74	S&P 500 Index Future	11/20/2015	1,620	3,700
138	S&P 500 Index Future	11/20/2015	1,640	8,625
148	S&P 500 Index Future	11/20/2015	1,780	24,050
90	S&P 500 Index Future	11/20/2015	1,800	16,875
78	S&P 500 Index Future	11/20/2015	1,820	17,550
102	S&P 500 Index Future	11/20/2015	1,840	28,050
299	S&P 500 Index Future	11/20/2015	1,860	104,650
245	S&P 500 Index Future	11/20/2015	1,880	107,187
219	S&P 500 Index Future	11/20/2015	1,920	156,037
49	S&P 500 Index Future	11/20/2015	1,930	39,812
186	S&P 500 Index Future	11/20/2015	1,940	172,050
69	S&P 500 Index Future	11/20/2015	1,960	84,525
96	S&P 500 Index Future	12/18/2015	1,320	6,000
96	S&P 500 Index Future	12/18/2015	1,380	9,600
95	S&P 500 Index Future	12/18/2015	1,400	9,500
95	S&P 500 Index Future	12/18/2015	1,420	10,688
191	S&P 500 Index Future	12/18/2015	1,520	31,037
72	S&P 500 Index Future	12/18/2015	1,540	13,500
72	S&P 500 Index Future	12/18/2015	1,560	15,300
96	S&P 500 Index Future	12/18/2015	1,580	21,600

See accompanying notes to financial statements.

LJM Preservation & Growth Fund

Portfolio of Investments (Continued)

October 31, 2015

Contracts +		Expiration Date	Exercise Price	Fair Value
	PUT OPTIONS WRITTEN* - (1.6) % (Continued)
218	S&P 500 Index Future	12/18/2015	$1,620	$59,950
165	S&P 500 Index Future	12/18/2015	1,640	51,562
95	S&P 500 Index Future	12/18/2015	1,660	33,250
239	S&P 500 Index Future	12/18/2015	1,680	95,600
95	S&P 500 Index Future	12/18/2015	1,700	43,937
116	S&P 500 Index Future	12/18/2015	1,720	60,900
115	S&P 500 Index Future	12/18/2015	1,740	71,875
281	S&P 500 Index Future	12/18/2015	1,760	207,237
99	S&P 500 Index Future	12/18/2015	1,780	85,387
453	S&P 500 Index Future	12/18/2015	1,800	453,000
112	S&P 500 Index Future	12/18/2015	1,820	130,200
	TOTAL PUT OPTIONS WRITTEN (Premiums - $5,534,640)			$2,216,637

	CALL OPTIONS WRITTEN* - (1.5) %
71	S&P 500 Index Future	11/20/2015	2,120	108,275
147	S&P 500 Index Future	11/20/2015	2,130	145,163
69	S&P 500 Index Future	11/20/2015	2,140	43,125
96	S&P 500 Index Future	12/18/2015	2,090	780,000
115	S&P 500 Index Future	12/18/2015	2,160	181,125
301	S&P 500 Index Future	12/18/2015	2,170	346,150
456	S&P 500 Index Future	12/18/2015	2,180	381,900
230	S&P 500 Index Future	12/18/2015	2,190	140,875
	TOTAL CALL OPTIONS WRITTEN (Premiums - $1,243,350)			$2,126,613

+	Each contract is equivalent to one futures contract.

*	Non-income producing security.

**	Rate shown represents the rate at October 31, 2015, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put and call options written, is $114,028,752 and equals market value. Federal tax net unrealized appreciation (depreciation) is as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

See accompanying notes to financial statements.

LJM Preservation and Growth Fund

Statement of Assets and Liabilities

October 31, 2015

ASSETS
Investment securities:
At cost	$117,424,526
At fair value	$118,372,002
Deposit with broker	28,706,597
Interest receivable	9
Receivable for Fund shares sold	183,789
Prepaid expenses and other assets	30,879
TOTAL ASSETS	147,293,276

LIABILITIES
Options written, at fair value (Premiums received $6,777,990)	4,343,250
Payable for Fund shares redeemed	296,296
Investment advisory fees payable	215,216
Distribution (12b-1) fees payable	8,366
Payable to related parties	12,883
Accrued expenses and other liabilities	44,165
TOTAL LIABILITIES	4,920,176
NET ASSETS	$142,373,100

NET ASSETS CONSIST OF:
Paid in capital	$137,769,631
Undistributed net investment loss	(484,416)
Accumulated net realized gain from options contracts	1,705,669
Net unrealized appreciation on options contracts	3,382,216
NET ASSETS	$142,373,100

NET ASSET VALUE PER SHARE:

Class A Shares:
Net Assets	$38,985,031
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,817,865
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.21
Maximum offering price per share (maximum sales charge of 5.75%)	$10.83

Class I Shares:
Net Assets	$103,388,069
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	10,054,030
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.28

(a)	Redemptions made within 90 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

LJM Preservation and Growth Fund

Statement of Operations

For the Year Ended October 31, 2015

INVESTMENT INCOME
Interest	$23,398
TOTAL INVESTMENT INCOME	23,398

EXPENSES
Investment advisory fees	2,237,116
Distribution (12b-1) fees: Class A	70,636
Administrative services fees	88,971
Professional fees	77,909
Non 12B-1 Shareholder Services	57,664
Transfer agent fees	43,940
Registration fees	38,052
Accounting services fees	36,818
Compliance officer fees	22,672
Printing and postage expenses	20,032
Insurance expense	16,251
Trustees fees and expenses	15,802
Custodian fees	9,953
Other expenses	10,919
TOTAL EXPENSES	2,746,735

Less: Fees waived by the Advisor	(223,287)

NET EXPENSES	2,523,448

NET INVESTMENT LOSS	(2,500,050)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Options purchased	(3,175,765)
Options written	19,724,728
Futures	(2,095,519)
Realized gain on investments	14,453,444

Net change in unrealized appreciation (depreciation) of:
Options purchased	(4,409,162)
Options written	3,380,743
Unrealized depreciation on investments	(1,028,419)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	13,425,025

NET INCREASE IN NET ASSETS	$10,924,975

See accompanying notes to financial statements.

LJM Preservation and Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
FROM OPERATIONS
Net investment loss	$(2,500,050)	$(1,541,049)
Net realized gain (loss) from investments	14,453,444	(4,748,931)
Net change in unrealized appreciation (depreciation) from investments	(1,028,419)	2,907,099
Net increase (decrease) in net assets resulting from operations	10,924,975	(3,382,881)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	28,038,152	20,288,566
Class I	40,545,685	59,296,099
Redemption fee proceeds:
Class A	17,421	2,162
Class I	50,469	12,763
Payments for shares redeemed:
Class A	(11,242,287)	(4,158,156)
Class I	(29,103,160)	(7,331,685)
Net increase in net assets from shares of beneficial interest	28,306,280	68,109,749

TOTAL INCREASE IN NET ASSETS	39,231,255	64,726,868

NET ASSETS
Beginning of Year/Period	103,141,845	38,414,977
End of Year/Period*	$142,373,100	$103,141,845
* Includes undistributed net investment loss of:	$(484,416)	$(1,376,289)

SHARE ACTIVITY
Class A:
Shares Sold	2,750,972	2,054,940
Shares Redeemed	(1,120,096)	(437,001)
Net increase in shares of beneficial interest outstanding	1,630,876	1,617,939

Class I:
Shares Sold	4,001,240	6,142,449
Shares Redeemed	(3,033,829)	(768,123)
Net increase in shares of beneficial interest outstanding	967,411	5,374,326

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A(1)
	Year Ended	Year Ended		Period Ended
	October 31, 2015	October 31, 2014		October 31, 2013

Net asset value, beginning of period	$9.11	$8.96		$10.00
Activity from investment operations:
Net investment loss (2)	(0.24)	(0.23)		(0.19)
Net realized and unrealized gain (loss) on investments	1.33	0.38		(0.85)
Total from investment operations	1.09	0.15		(1.04)
Paid in Capital From Redemption Fees	0.01	0.00	(3)	0.00	(3)
Net asset value, end of period	$10.21	$9.11		$8.96
Total return (4)	12.07%	1.67	% (6)	(10.40	)% (5)
Net assets, at end of period (000s)	$38,985	$19,933		$5,097
Ratio of gross expenses to average net assets (7,9)	2.58%	2.77%		3.72	% (8)
Ratio of net expenses to average net assets (9)	2.39%	2.42%		2.45	% (8)
Ratio of net investment loss to average net assets (9)	(2.37)%	(2.41)%		(2.43	)% (8)
Portfolio Turnover Rate	0%	0%		0	% (5)

	Class I(1)
	Year Ended	Year Ended		Period Ended
	October 31, 2015	October 31, 2014		October 31, 2013

Net asset value, beginning of period	$9.16	$8.98		$10.00
Activity from investment operations:
Net investment loss (2)	(0.21)	(0.21)		(0.17)
Net realized and unrealized gain (loss) on investments	1.32	0.39		(0.85)
Total from investment operations	1.11	0.18		(1.02)
Paid in Capital From Redemption Fees	0.01	0.00	(3)	0.00	(3)
Net asset value, end of period	$10.28	$9.16		$8.98
Total return (4)	12.23%	2.00%		(10.20	)% (5)
Net assets, at end of period (000s)	$103,388	$83,208		$33,318
Ratio of gross expenses to average net assets (7,9)	2.33%	2.54%		3.47	% (8)
Ratio of net expenses to average net assets (9)	2.14%	2.17%		2.20	% (8)
Ratio of net investment loss to average net assets (9)	(2.12)%	(2.16)%		(2.18	)% (8)
Portfolio Turnover Rate	0%	0%		0	% (5)

(1)	The LJM Preservation and Growth Fund commenced investment operations on January 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.005 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not Annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized.

(9)	Does not include the expenses of the mutual fund in which the Fund Invests.

See accompanying notes to financial statements.

LJM Preservation and Growth Fund

Notes to Financial Statements

October 31, 2015

1.	ORGANIZATION

The LJM Preservation and Growth Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund commenced investment operations on January 9, 2013. The investment objective is to seek capital appreciation and capital preservation with low correlation to the broader U.S. equity market.

The Fund offers Class A and Class I shares. Class C shares are currently not offered. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1% redemption fee on redemptions made within 90 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Futures options shall be valued at the final settled price for the futures options or, if no settled price is available, at the last sale price as of the close of business prior to the Valuation Time. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

LJM Preservation and Growth Fund

Notes to Financial Statements (Continued)

October 31, 2015

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LJM Preservation and Growth Fund

Notes to Financial Statements (Continued)

October 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2015, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Put Options Purchased	$874,463	$—	$—	$874,463
Call Options Purchased	1,464,000	—	—	1,464,000
Short-Term Investments	116,033,539	—	—	116,033,539
Total Assets	$118,372,002	$—	$—	$118,372,002

Liabilities
Put Options Written	$2,216,637	$—	$—	$2,216,637
Call Options Written	2,126,613	—	—	2,126,613
Total Liabilities	$4,343,250	$—	$—	$4,343,250

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2013 and 2014, and expected to be taken in the tax year 2015. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an

LJM Preservation and Growth Fund

Notes to Financial Statements (Continued)

October 31, 2015

investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security and the writer (seller) the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Options Risk – When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying S&P Futures Index does not decrease in value. The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments and options, for the year ended October 31, 2015, amounted to $0 and $0, respectively.

LJM Preservation and Growth Fund

Notes to Financial Statements (Continued)

October 31, 2015

4.	OPTION CONTRACTS

For the year ended October 31, 2015, purchased options are located in the Statement of Assets and Liabilities as investment securities, at fair value, in the amount of $2,338,463 and options written are located in options written, at fair value, in the amount of $4,343,250. The Fund’s net change in unrealized appreciation (depreciation) on option contracts subject to equity risk amounted to $(4,409,162) and $3,380,743, on purchased options and written options, respectively. The Fund’s net realized gain on option contracts subject to equity risk amounted to $(3,175,765) and $19,724,728, on purchased options and written options, respectively. The Fund’s net realized (loss) on futures contracts subject to equity risk amounted to $(2,095,519).

The number of option contracts written and the premiums received by the Fund during the year ended October 31, 2015, were as follows:

	Put Options		Call Options
	Number of	Option	Number of	Option
	Options	Premiums	Options	Premiums
Options outstanding, beginning of year	9,021	$9,032,935	3,857	$3,638,637
Options written	59,083	70,798,697	47,740	42,689,475
Options closed	(27,030)	(33,962,942)	(37,132)	(34,188,398)
Options expired	(35,192)	(40,334,050)	(12,980)	(10,896,364)
Options outstanding, end of year	5,882	$5,534,640	1,485	$1,243,350

The value of the derivative instruments outstanding as of October 31, 2015, as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund. The Fund’s primary risk exposure for derivative contracts was equity risk as of and for the year ended October 31, 2015.

The following table presents the Fund’s asset and liability derivatives available for offsetting under a master netting arrangement net of collateral pledged as of October 31, 2015.

				Gross Amounts offset in the
				Statements of Assets and Liabilities
		Gross Amounts
		Recognized in		Financial
		Statements of Assets		Instruments	Cash Collateral		Net Amount of
	Counterparty	and Liabilities		Pledged	Pledged		Assets
Description of Asset
Options Purchased	Wells Fargo Securities, LLC	$2,338,463	(1)	$(2,338,463)	$—		$—
Description of Liability
Options Written	Wells Fargo Securities, LLC	$4,343,250	(1)	$2,338,463	$2,004,787	(2)	$—
Total		$4,343,250		$2,338,463	$2,004,787		$—

(1)	Fair value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative asset and liability balance and accordingly does not include excess collateral pledged. Total collateral held by the broker as of October 31, 2015 in the form of cash was $28,706,597 as presented gross as deposit with broker on the Statement of Assets and Liabilities.

5.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – LJM Funds Management, Ltd serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment

LJM Preservation and Growth Fund

Notes to Financial Statements (Continued)

October 31, 2015

advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least March 1, 2017, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.37% and 2.12% of the Fund’s average daily net assets for Class A and I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Prior to March 1, 2015, the Fund’s expense limitation was 2.41% and 2.16% of the Fund’s average daily net assets for Class A and I Shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 2.37% and 2.12% of average daily net assets attributable to Class A and I shares, respectively the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 2.37% and 2.12% of average daily net assets for Class A and I shares, respectively. If Fund Operating Expenses attributable to Class A and I shares subsequently exceed 2.37% and 2.12% per annum of the average daily net assets, the reimbursements shall be suspended. During the year ended October 31, 2015, the Advisor has waived/reimbursed $223,287 in expenses to the Fund which may be recaptured. The following amounts are subject to recapture by the Fund by the following dates:

10/31/2016	$327,037
10/31/2017	$257,869
10/31/2018	$223,287

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the year ended October 31, 2015, the Distributor received $1,034 in underwriting commissions for sales of Class A shares, of which $134 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separated servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

LJM Preservation and Growth Fund

Notes to Financial Statements (Continued)

October 31, 2015

6.	Distributions to Shareholders and Tax Components of Capital

As of October 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$5,087,885	$(484,416)	$—	$—	$—	$4,603,469

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain from investments is primarily attributable to the mark-to-market on option contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $484,416.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, resulted in reclassifications for the year ended October 31, 2015, as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$3,391,923	$(3,391,923)

7.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the year ended October 31, 2015, the Fund assessed $17,421 on Class A shares and $50,469 on Class I shares in redemption fees.

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Dreyfus Cash Management Fund, Institutional Shares. The Fund may redeem its investment from the Dreyfus Cash Management Fund at any time if the Manager determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Dreyfus Cash Management Fund. The Dreyfus Cash Management Fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The financial statements of the Dreyfus Cash Management Fund including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2015, the percentage of the Fund’s net assets invested in the Dreyfus Cash Management Fund was 81.5%.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim

LJM Preservation and Growth Fund

Notes to Financial Statements (Continued)

October 31, 2015

periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Two Roads Shared Trust
and the Shareholders of LJM Preservation and Growth Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of LJM Preservation and Growth Fund (the Fund), a series of the Two Roads Shared Trust, as of October 31, 2015, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of two years in the period then ended and for the period from January 9, 2013 (commencement of operations) through October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LJM Preservation and Growth Fund as of October 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and for the period from January 9, 2013 (commencement of operations) through October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

/s/ RSM US LLP

Denver, Colorado
December 30, 2015

LJM Preservation and Growth Fund

Additional Information (Unaudited)

October 31, 2015

Approval of Advisory Agreement – LJM Preservation and Growth Fund

At a meeting held on October 6, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including each of the Independent Trustees, considered the renewal of the investment advisory agreement (the “Agreement”) between LJM Funds Management, Ltd. (“LJM”) and the Trust, on behalf of the LJM Preservation and Growth Fund (the “Fund”), a series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s investment management personnel; (b) an overview of the Adviser’s operations and financial condition; (c) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (d) a comparison of the Fund’s advisory fee and expense ratio to those of comparable mutual funds; (e) the level of profitability from the Adviser’s fund-related operations; (f) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (g) performance information of the Fund compared to its benchmark indices and a group of mutual funds with similar investment strategies.

In its consideration of the Agreement, the Board did not identify any single factor as controlling. Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Independent Trustees reviewed materials provided by LJM related to the Advisory Agreement with the Trust on behalf of the Fund, including the Advisory Agreement, a description of the manner in which investment decisions are made and executed, a review of the financial condition of LJM, an overview of the personnel that perform services for the Fund, LJM’s compliance policies and procedures, including a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), a written risk assessment and a record of the Fund’s fees, expenses and performance as compared to other mutual funds, including the composite performance of other separate accounts managed by an affiliate of LJM with a similar investment strategy to that of the Fund.

In reaching their conclusions, the Independent Trustees considered that LJM continues to utilize a sophisticated investment strategy comprised of constructing option spreads on, primarily, S&P 500 Index futures in order to generate return from the time decay inherent in options. The Independent Trustees also considered the various risk mitigation techniques employed by LJM in managing the Fund’s investment strategy in order to generate returns regardless of market direction. The Independent Trustees also considered LJM’s compliance program and marketing efforts. The Independent Trustees considered that LJM has devoted sufficient resources to maintaining its compliance program, and that LJM is appropriately focused on marketing and distribution programs for the Fund. The Independent Trustees concluded that LJM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures required to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by LJM to the Fund were satisfactory and reliable.

Performance. The Independent Trustees considered the Fund’s performance for the one-year and year-to-date periods ended September 8, 2015, as compared to the Fund’s Morningstar category (Long/Short Equity) and as against a group of peer funds (the “Peer Group”) selected by the adviser with varying investment strategies, including managed futures strategy funds that trade similar types of instruments as the Fund. The Independent Trustees considered that the Fund outperformed the median of both its Peer Group and Morningstar category for the year-to-date period, as well as outperforming the S&P 500 Index, the Fund’s primary benchmark, and the HFRI Fund Weighted Composite Index, the Fund’s secondary benchmark.

In evaluating the performance of the Fund, the Independent Trustees considered that the Fund had not been in operation for a sufficient time period to establish a meaningful performance record. The Independent Trustees also took into account that while the Fund invests primarily in options on S&P 500 Index futures, the Fund’s method of investing in

LJM Preservation and Growth Fund

Additional Information (Unaudited)(Continued)

October 31, 2015

options is not meant to correlate to the performance of long-only equity exposure of the S&P 500 Index. The Independent Trustees concluded that, based on LJM’s presentation and the performance of the Fund, LJM’s performance was satisfactory and that LJM was expected to obtain an acceptable level of investment returns to shareholders.

Fees and Expenses. As to the costs of the services provided and profits realized by LJM, the Independent Trustees considered a comparison of the Fund’s advisory fee and overall expenses to those of the Peer Group and Morningstar category. The Independent Trustees considered that LJM charges an advisory fee of 1.95% of the Fund’s average net assets. As compared to the Peer Group, the Independent Trustees noted that the Fund’s advisory fee was the highest advisory fee, taking into account outlying comparative funds that charged unitary fees. The Independent Trustees considered the sophistication required to execute the Fund’s investment strategy, as well as the associated costs related to trading, execution and risk management that is required to successfully employ the strategy.

The Independent Trustees also considered the expense ratio of the Fund, noting that LJM has agreed to reimburse expenses to limit net annual operating expenses to 2.37%, 3.12% and 2.12% of the average net assets of Class A, Class C and Class I shares of the Fund, respectively. The Independent Trustees noted that the Fund’s net expense ratio (Class I shares) was higher than the mean of the Peer Group, but was not the highest. The Independent Trustees concluded that the contractual advisory fee paid to LJM was reasonable and that the overall expense ratio was acceptable in light of these factors.

Profitability. The Independent Trustees considered LJM’s profitability and whether these profits are reasonable in light of the services provided to the Fund. The Independent Trustees reviewed a profitability analysis prepared by LJM based on current asset levels. The Independent Trustees considered that the Fund is currently not generating a profit for LJM.

Economies of Scale. The Independent Trustees considered whether LJM would realize economies of scale with respect to its management of the Fund. The Independent Trustees considered the profitability analysis included in the Board Materials, and noted that while expenses of managing the Fund as a percentage of assets under management are expected to decrease as the Fund’s assets continue to grow, at current asset levels, economies of scale was not a relevant consideration. The Independent Trustees noted that they would revisit whether economies of scale exist in the future once the Fund has achieved sufficient scale.

Conclusion. The Meeting was then reconvened. The Chairman reported that the Independent Trustees, having requested and received such information from LJM as they believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having been advised by independent counsel that the Independent Trustees had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an additional one- year term is in the best interests of the Fund and its current and future shareholders. In considering the Advisory Agreement, the Independent Trustees did not identify any one factor as all important and each Trustee may have considered different factors as more important.

LJM Preservation and Growth Fund

Expense Example (Unaudited)

October 31, 2015

As a shareholder of the LJM Preservation and Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the LJM Preservation and Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period from May 1, 2015, through October 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Account	Expense Ratio	Account	Paid During
	Value 5/1/15	For the period	Value 10/31/15	the Period*
Actual
Class A	$1,000.00	2.37%	$1,008.90	$12.00
Class I	1,000.00	2.12%	1,009.80	10.74

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 5/1/15	For the period	Value 10/31/15	the Period*
Hypothetical
Class A	$1,000.00	2.37%	$1,013.26	$12.03
Class I	1,000.00	2.12%	1,014.52	10.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

LJM Preservation and Growth Fund

Supplemental Information (Unaudited)

October 31, 2015

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee, Valuation Committee Chairman	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	121	Forethought Variable Insurance Trust (since 2013); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014); and Oak Hill Advisors Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985-2011)	121	Schroder Global Series Trust (since 2012); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (since 2010); Partner, Davidoff, Malito & Hutcher, LLP (2004- 2010)	11	Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Associate Professor, University of Washington School of Law (since 2014); Assistant Professor, University of Washington School of Law (2010-2014); Partner, Howard Rice, P.C. (2007-2010);	11	Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)

LJM Preservation and Growth Fund

Supplemental Information (Unaudited)(Continued)

October 31, 2015

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Inception	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); and President and Manager, Blu Giant, LLC (2004 - 2011).	N/A	Northern Lights Fund Trust (since 2013)
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013	Assistant Vice President, Gemini Fund Services, LLC, (2012 – present); Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012); Senior Specialist, BNY Mellon Investment Servicing (US), Inc.(formerly PNC Global Investment Servicing (US) Inc.) (2008-2011).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Treasurer Since Inception	Senior Vice President (2012 to present); Vice President (from 2004 to Present; Gemini Fund Services, LLC.	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present); Compliance Officer, Mick & Associates (August, 2009 - September 2011); Assistant Director, FINRA (January 2000 – August 2009).	N/A	N/A

*	Information is as of December 21, 2015.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”), Northern Lights Fund Trust IV (“NLFT IV”), Northern Lights Variable Trust (“NLVT”) and Two Roads Shared Trust.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-LJM-FUND.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-LJM-FUND or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-LJM-FUND.

Investment Advisor
LJM Funds Management, Ltd.
One Financial Place
440 S. La Salle Street, Suite 2301
Chicago, IL 60605

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2015	2014
LJM Preservation & Growth of Income	13,000	13,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2015	2014
LJM Preservation & Growth of Income	2,500	2,500

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2015 and 2014, respectively.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2015 and 2014, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By Andrew Rogers	/s/ Andrew Rogers
Principal Executive Officer/President
Date: January 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Andrew Rogers	/s/ Andrew Rogers
Principal Executive Officer/President
Date: January 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Financial Officer/Treasurer
Date: January 8, 2016